Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000090341 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090341 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090341 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000090341 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090341 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090341 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090341 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090341 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090341 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090341 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090341 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.00%
C000090341 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000090341 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000090341 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000090341 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000090341 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090341 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090341 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000090342 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000090342 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090342 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000090342 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090342 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000090342 | FR_482480100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090342 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000090342 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090342 | FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090342 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090342 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	41.00%
C000090342 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000090342 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000090342 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000090342 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000090342 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090342 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090342 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000019816 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019816 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019816 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019816 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019816 | FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019816 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019816 | FR_87422Q109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019816 | FR_98423F109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_530909308
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019816 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	23.50%
C000019816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.90%
C000019816 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000019816 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.50%
C000019816 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	22.60%
C000019816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000019816 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000019816 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000019811 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019811 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019811 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019811 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019811 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019811 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019811 | FR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_91282CAU5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_912828ZQ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	40.60%
C000019811 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.70%
C000019811 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	20.10%
C000019811 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.60%
C000019811 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.00%
C000019811 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019811 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.70%
C000019811 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019811 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019811 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000019811 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000019811 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000019811 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000019811 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019811 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000103128 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103128 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103128 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000103128 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103128 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000103128 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000103128 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000103128 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103128 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103128 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000103128 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	33.30%
C000103128 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000103128 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.30%
C000103128 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000103128 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000103128 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000103128 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000103128 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000103128 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000103128 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000103128 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019825 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019825 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019825 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019825 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019825 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019825 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019825 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019825 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019825 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019825 | FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019825 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	33.30%
C000019825 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000019825 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	11.30%
C000019825 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000019825 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000019825 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000019825 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000019825 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000019825 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000019825 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019825 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000101966 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101966 | FR_98423F109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101966 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101966 | FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101966 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000101966 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	35.80%
C000101966 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.30%
C000101966 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.90%
C000101966 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000101966 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000101966 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000101966 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019826 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019826 | FR_98423F109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019826 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019826 | FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019826 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000019826 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	35.80%
C000019826 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	4.30%
C000019826 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.90%
C000019826 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000019826 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000019826 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000019826 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%